LOANS, FINANCING AND DEBENTURES - Interest and non-current funding (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current
Interest on financing	R$ 1,238,623	R$ 1,204,490
Non-current funding	2,096,406	2,451,047
Current borrowings	3,335,029	3,655,537
Non-current
Non-current funding	71,239,562	75,973,092
Non-current borrowings	71,239,562	75,973,092
Total
Interest on financing	1,238,623	1,204,490
Non-current funding	73,335,968	78,424,139
Total borrowings	R$ 74,574,591	R$ 79,628,629	R$ 72,899,882